As filed with the Securities and Exchange Commission on March 15, 2013

Registration Nos. 333-111901

811-06017

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

ARTIO SELECT OPPORTUNITIES FUND INC.

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(212) 297-3600

Anthony Williams

President

c/o Artio Global Management LLC

330 Madison Avenue

New York, New York 10017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on March 1, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 21 to the Registration Statement of Artio Global Equity Fund Inc. (the “Corporation”) hereby incorporates Parts A, B and C from the Corporation’s PEA No. 20 on Form N-1A filed on February 28, 2013. This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 20 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 for Artio Select Opportunities Fund Inc. to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 21 for Artio Select Opportunities Fund Inc. to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 15, 2013.

ARTIO SELECT OPPORTUNITIES FUND INC.

By:	/s/ Anthony Williams
Anthony Williams
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Anthony Williams Anthony Williams	Director, President and Chief Executive Officer	March 15, 2013

/s/ Timothy Clemens Timothy Clemens	Chief Financial Officer	March 15, 2013

Antoine Bernheim* Antoine Bernheim	Director	March 15, 2013

Thomas Gibbons* Thomas Gibbons	Director	March 15, 2013

Cynthia Hostetler* Cynthia Hostetler	Director	March 15, 2013

Robert S. Matthews* Robert S. Matthews	Director	March 15, 2013

Peter Wolfram* Peter Wolfram	Director	March 15, 2013

*By:	/s/ Alex Bogaenko
Alex Bogaenko

(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 19 as filed with the SEC via EDGAR on December 26, 2012 .)

  Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase